Total

SPUS	SP Funds S&P 500 Sharia Industry Exclusions ETF
SPSK	SP Funds Dow Jones Global Sukuk ETF
SPRE	SP Funds S&P Global REIT Sharia ETF

each listed on NYSE Arca, Inc.

November 30, 2023

Supplement to the Summary Prospectus,

Prospectus, and Statement of Additional Information (“SAI”)

each dated March 30, 2023, as supplemented

SP Funds S&P 500 Sharia Industry Exclusions ETF
“SP Funds S&P 500 Sharia Industry Exclusions ETF - Fund Summary – Fees and Expenses of the Fund”
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	SP Funds S&P 500 Sharia Industry Exclusions ETF SP Funds S&P 500 Sharia Industry Exclusions ETF
Management Fees	0.45%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.45%

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
SP Funds S&P 500 Sharia Industry Exclusions ETF | SP Funds S&P 500 Sharia Industry Exclusions ETF | USD ($)	46	144	252	567

SP Funds Dow Jones Global Sukuk ETF
“SP Funds Dow Jones Global Sukuk ETF - Fund Summary – Fees and Expenses of the Fund”
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	SP Funds Dow Jones Global Sukuk ETF SP Funds Dow Jones Global Sukuk ETF
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.55%

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
SP Funds Dow Jones Global Sukuk ETF | SP Funds Dow Jones Global Sukuk ETF | USD ($)	56	176	307	689

SP Funds S&P Global REIT Sharia ETF
“SP Funds S&P Global REIT Sharia ETF - Fund Summary – Fees and Expenses of the Fund”
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	SP Funds S&P Global REIT Sharia ETF SP Funds S&P Global REIT Sharia ETF
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.55%

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
SP Funds S&P Global REIT Sharia ETF | SP Funds S&P Global REIT Sharia ETF | USD ($)	56	176	307	689